Foreign Activities (Analysis of Certain Asset and Liability Accounts Related to Foreign Activities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Foreign Activities Disclosure [Line Items]
Cash and due from banks	¥ 50,972,491	¥ 49,977,480
Interest-earning deposits in other banks	58,848,056	53,346,721
Cash, due from banks and interest-earning deposits in other banks	109,820,547	103,324,201	¥ 78,549,712
Trading account assets	42,668,336	44,444,379
Investment securities	55,815,751	57,244,496
Loans—net of unearned income, unamortized premiums and deferred loan fees	113,149,393	115,718,863
Deposits	224,589,943	229,206,936
Funds borrowed:
Call money, funds purchased	2,416,313	2,353,830
Payables under repurchase agreements	27,725,612	24,567,943
Payables under securities lending transactions	1,021,887	842,590
Other short-term borrowings	16,543,137	14,187,723
Long-term debt	34,696,599	35,157,651
Trading account liabilities	¥ 11,019,046	12,017,553
Foreign
Foreign Activities Disclosure [Line Items]
Cash and due from banks		1,050,661	1,090,501
Interest-earning deposits in other banks		12,459,897	12,377,887
Cash, due from banks and interest-earning deposits in other banks		13,510,558	13,468,388
Trading account assets		26,849,102	28,525,243
Investment securities		7,157,322	8,694,138
Loans—net of unearned income, unamortized premiums and deferred loan fees		45,338,581	47,333,878
Deposits		46,932,643	55,145,437
Funds borrowed:
Call money, funds purchased		306,053	323,066
Payables under repurchase agreements		10,769,853	10,974,238
Payables under securities lending transactions		144,854	130,380
Other short-term borrowings		3,940,997	3,474,821
Long-term debt		1,596,146	2,421,267
Total		16,757,903	17,323,772
Trading account liabilities		¥ 5,919,017	¥ 5,575,956